Condensed Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 9,985,906	$ 11,075,774
Securities, taxable	698,749	724,834
Securities, tax exempt	89,063	124,868
Federal funds sold, FHLB dividends and other income	59,442	58,578
Total interest and dividend income	10,833,160	11,984,054
Interest expense
Deposits	2,845,254	4,304,290
Repurchase agreements, federal funds purchased, and other debt	73,269	75,837
Federal Home Loan Bank advances and notes payable	418,243	652,616
Total interest expense	3,336,766	5,032,743
Net Interest Income	7,496,394	6,951,311
Provision for loan losses	2,483,640	6,024,775
Net Interest Income After Provision for Loan Losses	5,012,754	926,536
Non-interest income
Service charges on deposit accounts	741,990	787,980
Mortgage loan referral fees	50,877	0
Gain on sale of loans	295,961	316,525
Gain on sale of securities	3,288	79,814
Gain (loss) on the sale of foreclosed assets	192,176	(193,559)
Other	637,139	578,020
Total non-interest income	1,921,431	1,568,780
Non-interest expense
Salaries and employee benefits	4,074,170	4,146,318
Occupancy	668,502	643,159
Furniture and equipment	530,948	578,156
Advertising	49,636	58,411
Data processing	505,981	532,103
Professional services	358,685	513,458
Foreclosed asset impairment	1,047,644	2,575,129
FDIC Insurance	926,464	738,940
Other	1,343,233	1,602,987
Total non-interest expense	9,505,263	11,388,661
Loss Before Federal Income Taxes	(2,571,078)	(8,893,345)
Federal income tax expense (benefit)	(103,669)	(10,618)
Net Loss	$ (2,467,409)	$ (8,882,727)
Weighted average shares outstanding (in Shares)	1,468,800	1,468,800
Diluted average shares outstanding (in Shares)	1,468,800	1,468,800
Basic loss per share (in Dollars per share)	$ (1.68)	$ (6.05)
Diluted loss per share (in Dollars per share)	$ (1.68)	$ (6.05)